Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

For the years ended December 31,	2025	2024	2023
Net income (loss) attributable to Telesat Corporation Shares	$(155,354)	$(87,720)	$157,118
Effect of diluted securities	—	—	15,486
Diluted net income (loss) attributable to Telesat Corporation Shares	$(155,354)	$(87,720)	$172,604

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	2025	2024	2023
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	14,640,626	13,937,443	13,417,290
Effect of diluted securities
Stock options	—	—	51,617
RSUs	—	—	1,435,113
DSUs	—	—	91,587
PSUs	—	—	292,614
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	14,640,626	13,937,443	15,288,221